Leases-Group as Lessee - Summary of Amounts Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Presentation of leases for lessee [abstract]
Depreciation expense of right-of-use-assets	$ 3,012	$ 2,792
Interest expense on lease liabilities	2,355	1,640
Amounts recognized in profit and loss	$ 5,367	$ 4,432